Note 5 - Loans to Customers - Reconciliation of Loans to Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
As of January 1	$ 77,869
As of December 31	326,630	$ 77,869
Loans to consumers [member]
Statement Line Items [Line Items]
As of January 1	3,092
Disbursements	856,883	9,728
Interest revenue	128,373	1,655
Other changes in fair value	(54,302)	(528)
Repayments	(840,003)	(8,840)
Other movements	(928)	1,077
As of December 31	$ 93,115	$ 3,092